INVESTMENT SECURITIES, RELATED PARY (Details 1) - Zander Therapeutics - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Common Stock [Member]
Investment Securities, Basis	$ 5,741	$ 5,741
Investment Securities, Fair Value	87,608	87,608
Investment Securities, Total Unrealized Gain	81,867	81,867
Investment Securities, net Unrealized Gain or (Loss) realized	0	0
Series M Preferred Stock [Member]
Investment Securities, Basis	13,124	13,124
Investment Securities, Fair Value	134,971	134,971
Investment Securities, Total Unrealized Gain	121,847	121,847
Investment Securities, net Unrealized Gain or (Loss) realized	$ 1	$ 1